Consolidated Statements of Comprehensive Loss $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Revenues
Sales commission and other		$ 465	$ 414	$ 297
License fees (note 5)		458	497	248
Total revenues		923	911	545
Operating expenses (note 17)
Research and development costs		10,704	16,495	17,234
General and administrative expenses		8,198	7,147	11,308
Selling expenses		5,095	6,745	6,887
Total operating expenses		23,997	30,387	35,429
Loss from operations		(23,074)	(29,476)	(34,884)
Gain (loss) due to changes in foreign currency exchange rates		502	(70)	(1,767)
Change in fair value of warrant liability (note 14)		2,222	4,437	(10,956)
Warrant exercise inducement fee (note 14)		0	0	(2,926)
Other finance income		75	150	305
Net finance income (costs)		2,799	4,517	(15,344)
Loss before income taxes		(20,275)	(24,959)	(50,228)
Income tax recovery (note 20)		3,479	0	0
Net loss from continuing operations		(16,796)	(24,959)	(50,228)
Net income from discontinued operations		0	0	85
Net loss		(16,796)	(24,959)	(50,143)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments		(1,430)	569	1,509
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 18)		694	(1,479)	844
Comprehensive loss		$ (17,532)	$ (25,869)	$ (47,790)
Net loss per share (basic and diluted) from continuing operations (in dollars per share) | $ / shares	[1]	$ (1.12)	$ (2,410.00)	$ (18,170.00)
Net income per share (basic and diluted) from discontinued operations (in dollars per share) | $ / shares	[1]	0.00	0.00	30.00
Net loss per share (basic and diluted) (in dollars per share) | $ / shares	[1]	$ (1.12)	$ (2,410.00)	$ (18,140.00)
Weighted average number of shares outstanding (notes 24):
Basic and diluted (in shares) | shares		14,958,704	10,348,879	2,763,603
Stock split, conversion ratio		100

[1]	Adjusted to reflect the November 17, 2015 100-to-1 Share Consolidation (see note 1 - Business overview and note 16 - Share capital).